LVIP T. Rowe Price 2020 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–43.59%
INVESTMENT COMPANIES–43.59%
Equity Funds–15.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	106,463	$1,405,316
LVIP SSGA S&P 500 Index Fund	420,018	13,535,083
LVIP SSGA Small-Cap Index Fund	36,031	1,264,198
		16,204,597
Fixed Income Fund–21.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,220,064	22,409,322
		22,409,322
International Equity Fund–6.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	534,786	7,167,209
		7,167,209
Total Affiliated Investments (Cost $30,902,532)		45,781,128

UNAFFILIATED INVESTMENTS–57.30%
INVESTMENT COMPANIES–57.30%
Equity Funds–22.95%
**T. Rowe Price Emerging Markets Discovery Stock Fund	85,855	1,591,752
**T. Rowe Price Growth Stock Fund	54,169	5,206,197
**T. Rowe Price Hedged Equity Fund	422,640	5,363,300
**T. Rowe Price Mid-Cap Growth Fund	7,342	687,511
**T. Rowe Price Mid-Cap Value Fund	23,718	787,683
**T. Rowe Price New Horizons Fund	12,923	666,707
**T. Rowe Price Real Assets Fund	184,155	3,493,412
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	12,902	$683,524
**T. Rowe Price Value Fund	112,995	5,622,656
		24,102,742
Fixed Income Funds–20.47%
**T. Rowe Price Dynamic Credit Fund	166,837	1,451,488
**T. Rowe Price High Yield Fund	605,557	3,572,787
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,497,028	13,802,596
**T. Rowe Price U.S. Treasury Long-Term Fund	376,831	2,671,730
		21,498,601
International Equity Funds–5.43%
**T. Rowe Price Emerging Markets Stock Fund	31,461	1,436,500
**T. Rowe Price International Stock Fund	83,410	1,689,893
**T. Rowe Price International Value Equity Fund	107,053	2,572,488
		5,698,881
International Fixed Income Funds–7.19%
**T. Rowe Price Emerging Markets Bond Fund	346,813	3,329,398
**T. Rowe Price International Bond Fund	500,283	4,222,390
		7,551,788
Money Market Fund–1.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	1,321,296	1,321,296
		1,321,296
Total Unaffiliated Investments (Cost $54,099,481)		60,173,308

TOTAL INVESTMENTS–100.89% (Cost $85,002,013)	105,954,436
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.89%)	(937,099)
NET ASSETS APPLICABLE TO 10,735,535 SHARES OUTSTANDING–100.00%	$105,017,337

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-43.59%@
Equity Funds-15.43%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,408,101	$125,000	$165,000	$13,990	$23,225	$1,405,316	106,463	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	13,633,878	1,380,000	889,999	10,995	(599,791)	13,535,083	420,018	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,200,983	150,000	95,001	(1,707)	9,923	1,264,198	36,031	—	—
Fixed Income Fund-21.34%@
✧✧LVIP SSGA Bond Index Fund	20,408,419	2,010,000	—	—	(9,097)	22,409,322	2,220,064	—	—
International Equity Fund-6.82%@
✧✧LVIP SSGA International Index Fund	6,914,114	600,000	430,000	22,185	60,910	7,167,209	534,786	—	—
Total	$43,565,495	$4,265,000	$1,580,000	$45,463	$(514,830)	$45,781,128		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2020 Fund–2